Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Barclays Capital Inc. (the "Company")

745 7th Avenue

New York, NY 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, (as the engaging party), Barclays Commercial Mortgage Securities LLC and Barclays Capital Real Estate Inc., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the INV 2024-IND Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2024-IND securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 17 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Closing Date” refers to the date of November 15, 2024.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on October 25, 2024 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2024-IND Accounting Tape Final.xlsx (provided on October 25, 2024).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit or an Excel file containing information from the Appraisal Report provided the Company.
●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
●	The phrase “Loan Agreement” refers to a draft or signed loan agreement and any exhibits or schedules thereof.
●	The phrase “QCD Underwriting File” refers to the refers to the following Excel file provided by the Company, which includes rent roll information and historical and pro-forma cash flow statements prepared by the Company’s underwriting team: “Copy of Project Genesis_UWvF5_wQCD_.xlsx”
●	The phrase “Seismic Report” refers to a draft or final seismic assessment document or exhibit.
●	The phrase “Underwriting File” refers to the refers to the following Excel file provided by the Company, which includes rent roll information and historical and pro-forma cash flow statements prepared by the Company’s underwriting team: “Copy of Project Genesis_UWvF5_NoQCD_.xlsx”.
●	The phrase “Zoning Report” refers to a signed or draft zoning report and any exhibits or schedules thereof.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From September 23, 2024 through October 25, 2024, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers

New York, NY

October 25, 2024

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

INV 2024-IND	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property Rank	None - Company Provided	None
2	Property Name	None - Company Provided	None
3	Property Type	Underwriting File	None
4	Property Sub-Type	Underwriting File	None
5	Address	Zoning Report, Appraisal Report	None
6	City	Zoning Report, Appraisal Report	None
7	County	Appraisal Report	None
8	State	Appraisal Report	None
9	Zip	Appraisal Report	None
10	CoStar Industrial Submarket	Underwriting File	None
11	Year Built	Appraisal Report	None
12	Year Renovated	Appraisal Report	None
13	Wtd. Avg. Clear Height	Underwriting File	None
14	Total NRA	Underwriting File	None
15	Unit of Measure	Underwriting File	None
16	Occupancy (%)	Underwriting File	None
17	Signed Occupancy (%)	QCD Underwriting File	None
18	Occupancy (%) Date	Underwriting File	None
19	Office % of NRA	Recalculation	None
20	% of NRA Leased to Investment Grade Tenants	Recalculation	None
21	% of UW Gross Rent from Investment Grade Tenants	Recalculation	None
22	Signed % of UW Gross Rent from Investment Grade Tenants	Recalculation	None
23	# of tenants	Underwriting File	None
24	Signed # of tenants	QCD Underwriting File	None
25	WA Lease Expiration Date	Recalculation	None
26	Signed WA Lease Expiration Date	Recalculation	None
27	WA Lease Term Remaining	Recalculation	None
28	Signed WA Lease Term Remaining	Recalculation	None
29	Ownership Interest	None - Company Provided	None
30	Mortgage Loan Closing Date Balance	Loan Agreement	None
31	Mortgage Loan Closing Date Balance per SF	Recalculation	None
32	% of Mortgage Loan Closing Date Balance	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

INV 2024-IND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
33	Mortgage Loan Maturity Date Balance	Recalculation	None
34	Appraised Value Date	Appraisal Report	None
35	Appraised Value	Appraisal Report	None
36	Appraised Value per SF	Recalculation	None
37	Engineering Report Provider	Engineering Report	None
38	Engineering Report Date	Engineering Report	None
39	Environmental Report Provider	Environmental Report	None
40	Environmental Report Date	Environmental Report	None
41	Phase II Required?	Environmental Report	None
42	Seismic Zone	Engineering Report, Seismic Report	None
43	PML %	Engineering Report, Seismic Report	None
44	Origination Date	None - Company Provided	None
45	Assumed One-month Term SOFR	None - Company Provided	None
46	Assumed Mortgage Loan Spread	None - Company Provided	None
47	Term SOFR Cap	None - Company Provided	None
48	Mortgage Loan Interest Rate at Term SOFR Cap	Recalculation	None
49	Term SOFR Lookback days	Loan Agreement	None
50	Term SOFR Cap Expiration Date	None - Company Provided	None
51	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
52	Amort Type	Loan Agreement	None
53	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
54	Annual Mortgage Loan Debt Service Payment	Recalculation	None
55	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
56	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
57	Grace Period	Loan Agreement	None
58	First Loan Payment Date	Loan Agreement	None
59	Seasoning	Recalculation	None
60	Original Term to Maturity (Months)	Recalculation	None
61	Remaining Term to Maturity (Months)	Recalculation	None
62	Original Amortization Term (Months)	Not Applicable*	None
63	Remaining Amortization Term (Months)	Not Applicable*	None
64	Original IO Term (Months)	Recalculation	None
65	Remaining IO Term (Months)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

INV 2024-IND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
66	Initial Maturity Date	Loan Agreement	None
67	Floating Rate Component Extensions	Loan Agreement	None
68	Fully Extended Maturity Date	Loan Agreement	None
69	Lockbox	Loan Agreement	None
70	Cash Management Type	Loan Agreement	None
71	Cash Management Trigger	Loan Agreement	None
72	Administrative Fee Rate (%)	Fee Schedule	None
73	Floating Rate Component Prepayment Provision	Loan Agreement	None
74	Partial Release Allowed?	Loan Agreement	None
75	Property Release Description	Loan Agreement	None
76	Mortgage Loan Closing Date LTV	Recalculation	None
77	Mortgage Loan Balloon LTV	Recalculation	None
78	Mortgage Loan UW NOI Debt Yield	Recalculation	None
79	Signed Mortgage Loan UW NOI Debt Yield	Recalculation	None
80	Mortgage Loan UW NCF Debt Yield	Recalculation	None
81	Signed Mortgage Loan UW NCF Debt Yield	Recalculation	None
82	Mortgage Loan UW NOI DSCR	Recalculation	None
83	Signed Mortgage Loan UW NOI DSCR	Recalculation	None
84	Mortgage Loan UW NCF DSCR	Recalculation	None
85	Signed Mortgage Loan UW NCF DSCR	Recalculation	None
86	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
87	Signed Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
88	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
89	Signed Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
90	Initial Tax Escrow	Loan Agreement	None
91	Ongoing Tax Escrow Monthly	Loan Agreement	None
92	Tax Escrow Springing Conditions	Loan Agreement	None
93	Initial Insurance Escrow	Loan Agreement	None
94	Ongoing Insurance Escrow Monthly	Loan Agreement	None
95	Insurance Escrow Springing Conditions	Loan Agreement	None
96	Initial Immediate Repairs Escrow	Loan Agreement	None
97	Initial CapEx Escrow	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

INV 2024-IND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
98	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
99	Cap Ex Escrow Springing Conditions	Loan Agreement	None
100	Initial TI/LC Escrow	Loan Agreement	None
101	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
102	TI/LC Escrow Springing Conditions	Loan Agreement	None
103	Initial Other Escrow	None - Company Provided	None
104	Ongoing Other Escrow Monthly	Loan Agreement	None
105	Ongoing Other Escrow Springing Condition	Loan Agreement	None
106	Other Escrow Description	None - Company Provided	None
107	Tenant Name Largest Tenant (by UW Gross Rent)	Underwriting File	None
108	UW Gross Rent ($) Largest Tenant (by UW Gross Rent)	Underwriting File	None
109	Lease Exp. Largest Tenant (by UW Gross Rent)	Underwriting File	None
110	NRA Largest Tenant (by UW Gross Rent)	Underwriting File	None
111	% of NRA Largest Tenant (by UW Gross Rent)	Underwriting File	None
112	Tenant Name 2nd Largest Tenant (by UW Gross Rent)	Underwriting File	None
113	UW Gross Rent ($) 2nd Largest Tenant (by UW Gross Rent)	Underwriting File	None
114	Lease Exp. 2nd Largest Tenant (by UW Gross Rent)	Underwriting File	None
115	NRA 2nd Largest Tenant (by UW Gross Rent)	Underwriting File	None
116	% of NRA 2nd Largest Tenant (by UW Gross Rent)	Underwriting File	None
117	Tenant Name 3rd Largest Tenant (by UW Gross Rent)	Underwriting File	None
118	UW Gross Rent ($) 3rd Largest Tenant (by UW Gross Rent)	Underwriting File	None
119	Lease Exp. 3rd Largest Tenant (by UW Gross Rent)	Underwriting File	None
120	NRA 3rd Largest Tenant (by UW Gross Rent)	Underwriting File	None
121	% of NRA 3rd Largest Tenant (by UW Gross Rent)	Underwriting File	None
122	Tenant Name Signed 3rd Largest Tenant (by UW Gross Rent)	QCD Underwriting File	None
123	UW Gross Rent ($) Signed 3rd Largest Tenant (by UW Gross Rent)	QCD Underwriting File	None
124	Lease Exp. Signed 3rd Largest Tenant (by UW Gross Rent)	QCD Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

INV 2024-IND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
125	NRA Signed 3rd Largest Tenant (by UW Gross Rent)	QCD Underwriting File	None
126	% of NRA Signed 3rd Largest Tenant (by UW Gross Rent)	QCD Underwriting File	None
127	2023 Base Rent	Underwriting File	$1.00
128	TTM August 2024 Base Rent	Underwriting File	$1.00
129	Sponsor 2025 Budget Base Rent	Underwriting File	$1.00
130	Lender UW Base Rent	Underwriting File	$1.00
131	Lender Signed UW Base Rent	QCD Underwriting File	$1.00
132	2023 Potential Income from Vacant Space	Underwriting File	$1.00
133	TTM August 2024 Potential Income from Vacant Space	Underwriting File	$1.00
134	Sponsor 2025 Budget Potential Income from Vacant Space	Underwriting File	$1.00
135	Lender UW Potential Income from Vacant Space	Underwriting File	$1.00
136	Lender Signed UW Potential Income from Vacant Space	QCD Underwriting File	$1.00
137	2023 Credit Rent Steps	Underwriting File	$1.00
138	TTM August 2024 Credit Rent Steps	Underwriting File	$1.00
139	Sponsor 2025 Budget Credit Rent Steps	Underwriting File	$1.00
140	Lender UW Credit Rent Steps	Underwriting File	$1.00
141	Lender Signed UW Credit Rent Steps	QCD Underwriting File	$1.00
142	2023 Rent Steps	Underwriting File	$1.00
143	TTM August 2024 Rent Steps	Underwriting File	$1.00
144	Sponsor 2025 Budget Rent Steps	Underwriting File	$1.00
145	Lender UW Rent Steps	Underwriting File	$1.00
146	Lender Signed UW Rent Steps	QCD Underwriting File	$1.00
147	2023 Recoveries	Underwriting File	$1.00
148	TTM August 2024 Recoveries	Underwriting File	$1.00
149	Sponsor 2025 Budget Recoveries	Underwriting File	$1.00
150	Lender UW Recoveries	Underwriting File	$1.00
151	Lender Signed UW Recoveries	QCD Underwriting File	$1.00
152	2023 Gross Potential Rent	Underwriting File	$1.00
153	TTM August 2024 Gross Potential Rent	Underwriting File	$1.00
154	Sponsor 2025 Budget Gross Potential Rent	Underwriting File	$1.00
155	Lender UW Gross Potential Rent	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

INV 2024-IND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
156	Lender Signed UW Gross Potential Rent	QCD Underwriting File	$1.00
157	2023 Other Income	Underwriting File	$1.00
158	TTM August 2024 Other Income	Underwriting File	$1.00
159	Sponsor 2025 Budget Other Income	Underwriting File	$1.00
160	Lender UW Other Income	Underwriting File	$1.00
161	Lender Signed UW Other Income	QCD Underwriting File	$1.00
162	2023 Economic Vacancy & Credit Loss	Underwriting File	$1.00
163	TTM August 2024 Economic Vacancy & Credit Loss	Underwriting File	$1.00
164	Sponsor 2025 Budget Economic Vacancy & Credit Loss	Underwriting File	$1.00
165	Lender UW Economic Vacancy & Credit Loss	Underwriting File	$1.00
166	Lender Signed UW Economic Vacancy & Credit Loss	QCD Underwriting File	$1.00
167	2023 Effective Gross Income	Underwriting File	$1.00
168	TTM August 2024 Effective Gross Income	Underwriting File	$1.00
169	Sponsor 2025 Budget Effective Gross Income	Underwriting File	$1.00
170	Lender UW Effective Gross Income	Underwriting File	$1.00
171	Lender Signed UW Effective Gross Income	QCD Underwriting File	$1.00
172	2023 Management Fee	Underwriting File	$1.00
173	TTM August 2024 Management Fee	Underwriting File	$1.00
174	Sponsor 2025 Budget Management Fee	Underwriting File	$1.00
175	Lender UW Management Fee	Underwriting File	$1.00
176	Lender Signed UW Management Fee	QCD Underwriting File	$1.00
177	2023 Utilities	Underwriting File	$1.00
178	TTM August 2024 Utilities	Underwriting File	$1.00
179	Sponsor 2025 Budget Utilities	Underwriting File	$1.00
180	Lender UW Utilities	Underwriting File	$1.00
181	Lender Signed UW Utilities	QCD Underwriting File	$1.00
182	2023 CAM	Underwriting File	$1.00
183	TTM August 2024 CAM	Underwriting File	$1.00
184	Sponsor 2025 Budget CAM	Underwriting File	$1.00
185	Lender UW CAM	Underwriting File	$1.00
186	Lender Signed UW CAM	QCD Underwriting File	$1.00
187	2023 Real Estate Taxes	Underwriting File	$1.00
188	TTM August 2024 Real Estate Taxes	Underwriting File	$1.00
189	Sponsor 2025 Budget Real Estate Taxes	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

INV 2024-IND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
190	Lender UW Real Estate Taxes	Underwriting File	$1.00
191	Lender Signed UW Real Estate Taxes	QCD Underwriting File	$1.00
192	2023 Insurance	Underwriting File	$1.00
193	TTM August 2024 Insurance	Underwriting File	$1.00
194	Sponsor 2025 Budget Insurance	Underwriting File	$1.00
195	Lender UW Insurance	Underwriting File	$1.00
196	Lender Signed UW Insurance	QCD Underwriting File	$1.00
197	2023 Non-Recoverable Expenses	Underwriting File	$1.00
198	TTM August 2024 Non-Recoverable Expenses	Underwriting File	$1.00
199	Sponsor 2025 Budget Non-Recoverable Expenses	Underwriting File	$1.00
200	Lender UW Non-Recoverable Expenses	Underwriting File	$1.00
201	Lender Signed UW Non-Recoverable Expenses	QCD Underwriting File	$1.00
202	2023 Total Operating Expenses	Underwriting File	$1.00
203	TTM August 2024 Total Operating Expenses	Underwriting File	$1.00
204	Sponsor 2025 Budget Total Operating Expenses	Underwriting File	$1.00
205	Lender UW Total Operating Expenses	Underwriting File	$1.00
206	Lender Signed UW Total Operating Expenses	QCD Underwriting File	$1.00
207	2023 Net Operating Income	Underwriting File	$1.00
208	TTM August 2024 Net Operating Income	Underwriting File	$1.00
209	Sponsor 2025 Budget Net Operating Income	Underwriting File	$1.00
210	Lender UW Net Operating Income	Underwriting File	$1.00
211	Lender Signed UW Net Operating Income	QCD Underwriting File	$1.00
212	2023 Tenant Improvements and Leasing Commissions	Underwriting File	$1.00
213	TTM August 2024 Tenant Improvements and Leasing Commissions	Underwriting File	$1.00
214	Sponsor 2025 Budget Tenant Improvements and Leasing Commissions	Underwriting File	$1.00
215	Lender UW Tenant Improvements and Leasing Commissions	Underwriting File	$1.00
216	Lender Signed UW Tenant Improvements and Leasing Commissions	QCD Underwriting File	$1.00
217	2023 Replacement Reserves	Underwriting File	$1.00
218	TTM August 2024 Replacement Reserves	Underwriting File	$1.00
219	Sponsor 2025 Budget Replacement Reserves	Underwriting File	$1.00
220	Lender UW Replacement Reserves	Underwriting File	$1.00
221	Lender Signed UW Replacement Reserves	QCD Underwriting File	$1.00
222	2023 Net Cash Flow	Underwriting File	$1.00
223	TTM August 2024 Net Cash Flow	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

INV 2024-IND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
224	Sponsor 2025 Budget Net Cash Flow	Underwriting File	$1.00
225	Lender UW Net Cash Flow	Underwriting File	$1.00
226	Lender Signed UW Net Cash Flow	QCD Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

INV 2024-IND	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
19	Office % of NRA	Quotient of (i) sum of Office SF from the Underwriting File and (ii) Total NRA.
20	% of NRA Leased to Investment Grade Tenants	Quotient of (i) sum of investment grade tenant square feet from the Underwriting File and (ii) Total NRA.
21	% of UW Gross Rent from Investment Grade Tenants	Quotient of (i) sum of investment grade tenant underwritten gross rent from the Underwriting File and (ii) sum of the total underwritten gross rent from the Underwriting File.
22	Signed % of UW Gross Rent from Investment Grade Tenants	Quotient of (i) sum of investment grade tenant underwritten gross rent from the Underwriting File and (ii) sum of the total underwritten gross rent from the Underwriting File.
25	WA Lease Expiration Date	A computation from the Underwriting File in which the lease expiration date for each tenant at each Mortgaged Property was multiplied by the corresponding underwritten base rent. Such amounts were summed and then divided by the aggregate underwritten base rent of the respective Mortgaged Property.
26	Signed WA Lease Expiration Date	A computation from the QCD Underwriting File in which the lease expiration date for each tenant at each Mortgaged Property was multiplied by the corresponding underwritten base rent. Such amounts were summed and then divided by the aggregate underwritten base rent of the respective Mortgaged Property.
27	WA Lease Term Remaining	Quotient of the count of the (i) number of days between the Closing Date and the WA Lease Expiration Date and (ii) 365.
28	Signed WA Lease Term Remaining	Quotient of the count of the (i) number of days between the Closing Date and the Signed WA Lease Expiration Date and (ii) 365.
31	Mortgage Loan Closing Date Balance per SF	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total NRA.
32	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
33	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Closing Date Balance.
36	Appraised Value per SF	Quotient of (i) Appraised Value and (ii) Total NRA.
48	Mortgage Loan Interest Rate at Term SOFR Cap	Sum of (i) the Term SOFR Cap and (ii) the Assumed Mortgage Loan Spread.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

INV 2024-IND	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
53	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
54	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) sum of (a) Assumed One-month Term SOFR and (b) Assumed Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
55	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Quotient of (i) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) 12.
56	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of (i) Mortgage Loan Closing Date Balance, (ii) Mortgage Loan Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
59	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
60	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
61	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
64	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
65	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
76	Mortgage Loan Closing Date LTV	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Appraised Value.
77	Mortgage Loan Balloon LTV	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Appraised Value.
78	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Lender UW Net Operating Income and (ii) Mortgage Loan Closing Date Balance.
79	Signed Mortgage Loan UW NOI Debt Yield	Quotient of (i) Lender Signed UW Net Operating Income and (ii) Mortgage Loan Closing Date Balance.
80	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Lender UW Net Cash Flow and (ii) Mortgage Loan Closing Date Balance.
81	Signed Mortgage Loan UW NCF Debt Yield	Quotient of (i) Lender Signed UW Net Cash Flow and (ii) Mortgage Loan Closing Date Balance.
82	Mortgage Loan UW NOI DSCR	Quotient of (i) Lender UW Net Operating Income and (ii) Annual Mortgage Loan Debt Service Payment.
83	Signed Mortgage Loan UW NOI DSCR	Quotient of (i) Lender Signed UW Net Operating Income and (ii) Annual Mortgage Loan Debt Service Payment.
84	Mortgage Loan UW NCF DSCR	Quotient of (i) Lender UW Net Cash Flow and (ii) Annual Mortgage Loan Debt Service Payment.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

INV 2024-IND	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
85	Signed Mortgage Loan UW NCF DSCR	Quotient of (i) Lender Signed UW Net Cash Flow and (ii) Annual Mortgage Loan Debt Service Payment.
86	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Lender UW Net Operating Income and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
87	Signed Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Lender Signed UW Net Operating Income and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
88	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Lender UW Net Cash Flow and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
89	Signed Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Lender Signed UW Net Cash Flow and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16